ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES

20.	ACCRUED EXPENSES

(in thousands of $)	2018	2017
Voyage expenses	15,934	20,918
Ship operating expenses	7,879	6,758
Administrative expenses	2,365	1,867
Interest expense	9,914	6,297
Taxes	727	739
Drydocking expenses	—	1,989
Other	212	241
	37,031	38,809